Plant and Equipment (Details) - USD ($)	Sep. 30, 2018	Jun. 30, 2018	Jun. 30, 2017
Cost
Plant and Equipment Gross	$ 93,127	$ 79,078	$ 168,884
Accumulated Depreciation	63,246	(59,353)	(113,170)
Plant and Equipment, Net	29,881	19,725	55,714
Motor Vehicles [Member]
Cost
Plant and Equipment Gross	15,706	16,123	96,404
Office Equipment [Member]
Cost
Plant and Equipment Gross	25,722	9,885	14,642
Computer and Software [Member]
Cost
Plant and Equipment Gross	13,654	14,016	10,178
Tools and Equipment [Member]
Cost
Plant and Equipment Gross	512	526	494
Furniture and Fixtures [Member]
Cost
Plant and Equipment Gross	$ 37,533	38,528	34,766
Leasehold Improvements [Member]
Cost
Plant and Equipment Gross			$ 12,400